Summary of Significant Accounting Policies (Details 3) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Net loss available to owners of the Company for basic and diluted net loss per share of ordinary stock	$ (31,513,178)	$ (11,927,536)	$ (6,810,454)
Weighted average ordinary stock outstanding - basic and diluted	201,005,995	72,919,624	1
Net loss per ordinary share attributable to owners of the Company - basic and diluted	$ (0.16)	$ (0.16)	$ (6,810,454)